Total
Cantor FBP Equity & Dividend Plus Fund
SUMMARY
INVESTMENT OBJECTIVE
The Cantor FBP Equity & Dividend Plus Fund (the “Fund”) seeks to provide above-average and growing income while also achieving long-term growth of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Reduce Your Sales Charge on page 21 and in the sections of the Fund’s Statement of Additional Information entitled Purchasing Shares on page 25.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Cantor FBP Equity & Dividend Plus Fund	Cantor FBP Equity & Dividend Plus Fund Class A	Cantor FBP Equity & Dividend Plus Fund Institutional Class	Cantor FBP Equity & Dividend Plus Fund Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	none	none	none
Redemption Fee (as a % of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Cantor FBP Equity & Dividend Plus Fund		Cantor FBP Equity & Dividend Plus Fund Class A	Cantor FBP Equity & Dividend Plus Fund Institutional Class	Cantor FBP Equity & Dividend Plus Fund Class R6
Management Fees		0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.25%	none	none
Other Expenses	[1]	0.52%	0.52%	0.45%
Total Annual Fund Operating Expenses		1.42%	1.17%	1.10%
Less Fee Waiver and/or Expense Limitation	[2]	(0.18%)	(0.18%)	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation		1.24%	0.99%	0.92%
[1]	Other Expenses are restated to reflect current contractual fees and account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[2]	The Fund’s investment advisor, Cantor Fitzgerald Investment Advisors, L.P. (the “Advisor”), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) in order to prevent total annual fund operating expenses from exceeding 1.24%, 0.99%, and 0.92% of the Fund’s average daily net assets for Class A shares, Institutional Class shares and Class R6 shares, respectively, until July 28, 2025. The Advisor may recoup investment advisory fees that it waived or Fund expenses that it paid under this agreement for a period of three years from the date the fees were waived or expenses paid, if the recoupment can be achieved without causing the expense ratio of the share class (after the recoupment is taken into account) to exceed (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of the recoupment.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Cantor FBP Equity & Dividend Plus Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Cantor FBP Equity & Dividend Plus Fund Class A	694	964	1,274	2,149
Cantor FBP Equity & Dividend Plus Fund Institutional Class	101	335	608	1,387
Cantor FBP Equity & Dividend Plus Fund Class R6	94	313	570	1,307

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended March 31, 2023, the Surviving Fund’s (defined in “Performance Information” below) portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing in a diversified portfolio comprised primarily of above-average dividend- yielding, undervalued equity securities with dividend growth potential. Above-average dividend yield means the dividend yield is greater than the market as measured by the S&P 500 Index. In identifying companies with dividend growth potential, the Advisor focuses on finding companies with secure and growing dividends. Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities of companies that have announced dividend paying programs at the time such companies’ equity securities are purchased. The Fund’s equity securities primarily include common stocks, but may also include other equity securities such as covered call options and shares of exchange-traded funds (“ETFs”). When the Fund invests in ETFs, it does not look through to the underlying holdings with regards to its strategy to invest at least 80% of its net assets in equity securities of dividend-paying companies. The Fund seeks to make quarterly distributions of dividends and income to shareholders.

The Advisor seeks to acquire equity securities of companies which, in its judgment, possess attractive valuation characteristics, the capability for above-average dividend yield and the potential to increase dividends over time. The Fund invests in a variety of major market sectors in an attempt to control risk through diversification. The Fund also seeks to enhance, or generate, additional portfolio income by selectively writing, or selling, covered call options on a target range of between 15-30% of the Fund’s underlying equity securities. The Fund writes options only for income generation and hedging purposes and not for speculation. The aggregate value of the equity securities on which the options are written will normally not exceed 35% of the Fund’s net assets, but may increase to 50% of net assets when, in the Advisor’s opinion, such investments would be advantageous to the Fund.

Equity Securities. The Fund will invest primarily in companies with market capitalizations of $1 billion or more. The Fund may invest in shares of ETFs if the Advisor believes it is advisable to adjust the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities.

Covered Call Options. When the Advisor believes that individual equity securities held by the Fund are approaching the top of the Advisor’s growth and price expectations, covered call options may be written (sold) against such securities and the Fund will receive a premium in return. The Advisor’s growth and price expectations for the equity securities held by the Fund are based on the Advisor’s analysis of factors such as revenue growth, profit margin potential, profitability, financial flexibility, free cash flow, competitive position, and management track record for each security. The Fund writes options only for income generation and hedging purposes and not for speculation.

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE INFORMATION

The following bar chart and tables provide an indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class shares performance from year to year and by showing how the average annual total returns for each class compared to that of a broad-based securities market index. The Fund acquired all of the assets and liabilities of the Cantor FBP Equity & Dividend Plus Fund (the “Surviving Fund”) and the Cantor FBP Appreciation & Income Opportunities Fund (together with the Surviving Fund, the “Predecessor Funds”), each a series of Williamsburg Investment Trust in tax-free reorganizations on July 28, 2023 (the “Reorganizations”). In connection with the Reorganizations, shares of each Predecessor Fund were exchanged for Institutional Class shares of the Fund. The Surviving Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and were managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the

Fund. The performance information set forth below reflects the historical performance of the Surviving Fund shares, which are the Institutional Class shares of the Fund. Information regarding the performance information for Class A and Class R6 shares will be provided once they have been offered for one full calendar year.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at https://equitydividendplusfund.cantorassetmanagement.com.

You may obtain the Fund’s most recently available month-end performance by calling 1-833-764-2266 or by visiting the Fund’s website at https://equitydividendplusfund.cantorassetmanagement.com.

Calendar year-by-year total return (Institutional Class)

During the periods illustrated in this bar chart, the Surviving Fund’s shares highest quarterly return was 17.93% for the quarter ended December 31, 2020, and its lowest quarterly return was -28.92% for the quarter ended March 31, 2020. The Surviving Fund’s year-to-date return as of June 30, 2023 was -1.62%.

Average annual total returns for periods ended December 31, 2022
Average Annual Total Returns - Cantor FBP Equity & Dividend Plus Fund		Label	1 Year	5 Years	10 Years
Cantor FBP Equity & Dividend Plus Fund Institutional Class		Return Before Taxes	(1.75%)	7.02%	9.40%
Cantor FBP Equity & Dividend Plus Fund Institutional Class | After Taxes on Distributions			(3.33%)	5.41%	7.97%
Cantor FBP Equity & Dividend Plus Fund Institutional Class | After Taxes on Distributions and Sales			0.06%	5.31%	7.43%
Russell 1000 Value Reflects No Deduction For Fees Expenses Or Taxes [Member]	[1]		(7.54%)	6.67%	10.29%
S P 500 Index Reflects No Deduction For Fees Expenses Or Taxes [Member]			(18.11%)	9.42%	12.56%
[1]	The Russell 1000 Value Index is the Fund's primary benchmark. Previously, the Fund's primary benchmark was the S&P 500 Index. The Advisor changed the primary benchmark because it believes the Russell 1000 Value Index is a more appropriate and accurate index against which to compare the Fund’s performance because the components of the Russell 1000 Value Index better align with the Fund's portfolio.

After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Cantor FBP Equity & Dividend Plus Fund | All Risk [Member]

The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value per shares (“NAV”), trading price, yield, total return, and ability to meet its investment objectives. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency. Generally, the Fund will be subject to the following principal risks:

Equity Securities Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rate changes and other factors beyond the control of the Advisor. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Economies and financial markets throughout the world have become interconnected which increases the possibility that economic, financial, or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Russia’s military invasion of Ukraine, the responses and sanctions by other countries, and the potential for wider conflicts, could continue to have adverse effects on regional and global economies and may further strain global supply chains and negatively affect global growth and inflation. Policy changes by the U.S. government and/or Federal Reserve and political events with the U.S. and abroad, such as changes in the U.S. presidential administration and Congress, may affect investor and consumer confidence, and adversely impact the financial markets.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. For example, the outbreak of an infectious respiratory illness caused by a novel coronavirus, known as COVID-19, and efforts to contain its spread, have resulted, and may continue to result in labor shortages, supply chain disruptions, lower consumer demand for certain products and services, and significant disruptions to economies and markets, adversely affecting individual companies, sectors, industries, interest rates and investor sentiment.

Dividend Strategy Risk. The Fund’s focus on dividend-paying stocks could cause it to underperform relative to funds that invest without consideration of a company’s track record of paying dividends. An issuer of a stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels or increase over time. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. Changes in the dividend policies or capital resources of companies in which the Fund invests may affect the Fund’s ability to generate income.

ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), or that an active trading market for an ETF’s shares may not be developed or maintained.

Large Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies.

Mid-Cap Company Risk. Mid-capitalization (“mid-cap”) companies often involve higher risks because they may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In many instances, the securities of mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies

Covered Call Option Risk. The use of options requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Advisor is incorrect in its price expectations and the market price of a security subject to a call option rises above the exercise price of the option, the Fund will lose the opportunity for further appreciation of that security but continue to bear the risk of a decline in the value of the underlying stock.

Management Risk. The Advisor’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole. Value stocks are subject to the risks that they may not appreciate in value as expected or their prices may decline.

Distribution Policy Risk. The Fund seeks to make quarterly distributions to shareholders. All or a portion of a distribution may consist solely of a return of capital (i.e. from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.